T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
AUSTRALIA 3.8%
Common Stocks 3.8%
BHP Group	5,616,682	144,033
Downer EDI	12,254,912	60,031
Incitec Pivot	19,556,698	42,462
South32	44,770,455	76,821
Suncorp Group	6,943,450	59,316
Worley	4,538,888	45,369
Total Australia (Cost $449,982)		428,032
AUSTRIA 0.7%
Common Stocks 0.7%
BAWAG Group	1,915,032	82,770
Total Austria (Cost $90,964)		82,770
BELGIUM 1.3%
Common Stocks 1.3%
KBC Group	2,068,510	151,778
Total Belgium (Cost $151,962)		151,778
BRAZIL 0.6%
Common Stocks 0.6%
Energias do Brasil	12,382,234	64,620
Total Brazil (Cost $39,720)		64,620
CANADA 3.0%
Common Stocks 3.0%
Bombardier, Class B (1)	20,695,595	19,235
Franco-Nevada	709,095	80,602
Magna International (USD)	1,197,150	60,684
National Bank of Canada	1,566,400	86,913

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
TC Energy	1,733,000	95,031
Total Canada (Cost $278,783)		342,465
CHILE 0.4%
Common Stocks 0.4%
Antofagasta (GBP)	3,803,625	41,086
Total Chile (Cost $38,699)		41,086
CHINA 2.5%
Common Stocks 2.5%
China Longyuan Power Group, H Shares (HKD)	47,494,000	28,082
Fosun International (HKD)	38,976,500	51,545
JOYY, ADR (USD) (1)(2)	290,306	17,572
PICC Property & Casualty, H Shares (HKD)	91,080,000	97,406
Sinopharm Group, H Shares (HKD)	8,190,800	26,652
Tsingtao Brewery, H Shares (HKD)	11,926,000	65,964
Total China (Cost $326,660)		287,221

DENMARK 0.2%
Common Stocks 0.2%
Danske Bank	1,598,139	26,678
Total Denmark (Cost $40,193)		26,678

FINLAND 1.2%
Common Stocks 1.2%
Nokia	14,424,277	56,149

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Sampo, A Shares	1,630,263	73,798
Total Finland (Cost $125,107)		129,947

FRANCE 9.7%

Common Stocks 9.7%
AXA	6,806,545	180,997
BNP Paribas	3,651,743	193,790
Criteo, ADR (USD) (1)(2)	789,721	12,154
Dassault Aviation	47,883	58,247
Electricite de France	5,791,436	71,497
Engie	6,474,475	111,448
Eutelsat Communications	2,235,516	33,506
Orange	4,192,388	59,264
Thales	816,895	89,639
TOTAL	4,391,306	213,816
Ubisoft Entertainment (1)	976,032	74,024
Total France (Cost $1,105,276)		1,098,382

GERMANY 7.7%

Common Stocks 7.7%
Allianz	810,527	193,509
BASF	935,160	63,120
Bayer	1,883,680	151,176
BMW	740,640	52,757
Daimler	1,544,507	71,522
Deutsche Wohnen	1,155,359	48,884
GEA Group	1,864,189	55,819
HeidelbergCement	766,795	51,714
Siemens	909,201	112,139
Telefonica Deutschland Holding	15,671,371	47,433

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Zalando (1)	526,549	25,211
Total Germany (Cost $968,860)		873,284
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group	9,812,200	97,229
CK Hutchison Holdings	8,594,500	75,938
Galaxy Entertainment Group	4,310,000	28,207
Hongkong Land Holdings (USD)	6,103,803	32,399
Total Hong Kong (Cost $176,068)		233,773
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank	845,826	39,180
Total Hungary (Cost $35,839)		39,180
INDIA 1.3%
Common Stocks 1.3%
Bharti Infratel	13,347,529	46,451
ICICI Bank, ADR (USD) (2)	4,093,113	59,678
Petronet LNG	9,436,018	35,180
Total India (Cost $98,415)		141,309
INDONESIA 0.4%
Common Stocks 0.4%
Bank Negara Indonesia Persero	86,900,300	45,530
Total Indonesia (Cost $54,154)		45,530
ITALY 1.8%
Common Stocks 1.8%
CNH Industrial	2,909,919	27,717
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Eni	5,798,085	81,217
Leonardo	3,535,364	43,436
Prysmian	2,166,822	48,065
Total Italy (Cost $205,422)		200,435

JAPAN 21.7%

Common Stocks 21.7%
Asics	4,138,500	60,461
Astellas Pharma	8,027,500	141,847
Benesse Holdings	2,139,200	58,763
Bridgestone	1,390,500	49,250
Coca-Cola Bottlers Japan Holdings (2)	2,766,700	72,822
DeNA	1,547,100	25,443
DIC	2,048,100	53,691
Ezaki Glico (2)	1,574,900	67,202
Fujitsu	1,063,900	112,489
Hitachi	2,003,600	76,312
Hitachi Metals	4,682,400	71,966
Ibiden	393,200	9,057
Japan Tobacco	3,451,300	72,976
JGC Holdings (2)	2,916,700	41,902
Kirin Holdings	4,247,000	93,275
Mitsubishi Electric	6,975,800	96,720
Mitsubishi Estate	3,757,000	73,579
Mitsubishi Motors (2)	12,226,000	45,551
Mitsubishi UFJ Financial Group	23,737,600	121,883
Mitsui Fudosan	2,368,500	62,731
Mitsui Mining & Smelting	787,400	18,554
Nippon Shokubai	934,500	54,791
Nippon Telegraph & Telephone	6,781,200	172,900
ORIX	5,110,300	86,326
Otsuka Holdings	1,916,600	85,146
Sompo Holdings	2,165,300	80,904
Stanley Electric	2,582,600	66,515
Sumitomo	6,176,100	91,867

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Takeda Pharmaceutical	3,708,800	142,431
Tokyo Electron	339,100	74,584
Toyota Motor	2,483,800	172,693
Total Japan (Cost $2,348,869)		2,454,631

NETHERLANDS 4.8%
Common Stocks 4.8%
ABN AMRO Bank, CVA	4,194,980	73,016
Akzo Nobel	763,882	72,086
ASML Holding	383,685	107,676
ING Groep	9,018,661	97,918
Koninklijke DSM	683,802	83,223
NXP Semiconductors (USD)	821,349	104,196
Total Netherlands (Cost $464,413)		538,115

NORWAY 0.2%
Common Stocks 0.2%
Yara International	650,551	23,625
Total Norway (Cost $25,829)		23,625

PORTUGAL 0.9%
Common Stocks 0.9%
Banco Comercial Portugues, Class R	165,527,436	35,112
Galp Energia	4,371,331	66,053
Total Portugal (Cost $117,650)		101,165

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
RUSSIA 0.5%
Common Stocks 0.5%
Sberbank of Russia, ADR (USD)	3,609,256	57,571
Total Russia (Cost $42,219)		57,571
SINGAPORE 1.0%
Common Stocks 1.0%
United Overseas Bank	6,032,436	112,518
Total Singapore (Cost $94,847)		112,518
SOUTH KOREA 2.1%
Common Stocks 2.1%
KT	476,122	10,077
KT, ADR (USD) (1)	4,029,024	41,982
Samsung Electronics	3,975,114	184,179
Total South Korea (Cost $196,198)		236,238
SPAIN 1.6%
Common Stocks 1.6%
Iberdrola (2)	12,026,073	131,582
Indra Sistemas (1)(2)	3,070,374	35,260
Tecnicas Reunidas (1)	453,564	11,040
Total Spain (Cost $131,522)		177,882
SWEDEN 1.8%
Common Stocks 1.8%
Getinge, B Shares	4,610,026	78,510

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)

Nordea Bank	15,705,551	123,891
Total Sweden (Cost $196,748)		202,401

SWITZERLAND 7.3%

Common Stocks 7.3%
Adecco Group	823,750	48,262
Novartis	2,322,405	219,394
PSP Swiss Property	270,141	40,847
Roche Holding	822,301	275,856
UBS Group	8,447,330	104,913
Zurich Insurance Group	334,693	138,937
Total Switzerland (Cost $629,219)		828,209

TAIWAN 1.1%

Common Stocks 1.1%
Taiwan Semiconductor Manufacturing	12,494,000	128,866
Total Taiwan (Cost $57,819)		128,866

UNITED KINGDOM 17.8%

Common Stocks 17.8%
Amcor, CDI (AUD)	6,986,648	73,420
ASOS (1)	1,044,970	42,271
AstraZeneca, ADR (USD) (2)	4,253,405	207,141
BP, ADR (USD) (2)	4,220,862	152,500
British American Tobacco	2,017,710	88,971
BT Group	36,974,059	78,464
GlaxoSmithKline, ADR (USD)	4,673,242	218,708
Great Portland Estates	5,282,266	64,920
HSBC Holdings	9,939,511	72,262
Investec	7,337,118	40,485
Lloyds Banking Group	177,530,983	132,533
Meggitt	9,731,225	86,570
Next	939,220	85,356
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

	Shares	$ Value
(Cost and value in $000s)
Playtech	6,418,282	29,180
Prudential	3,589,985	63,831
Rolls-Royce Holdings	9,100,626	80,161
Royal Dutch Shell, B Shares	6,218,432	163,399
Smiths Group	3,425,731	76,170
Vodafone Group	63,796,337	125,342
Weir Group	2,048,873	36,360
WPP	7,510,190	93,378
Total United Kingdom (Cost $2,029,120)		2,011,422

SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 1.57% (3)(4)	155,559,841	155,560
Total Short-Term Investments (Cost $155,560)		155,560

SECURITIES LENDING COLLATERAL 0.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 1.75% (3)(4)	4,873,547	48,735
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		48,735
Total Securities Lending Collateral (Cost $48,735)		48,735

Total Investments in Securities 99.7%
(Cost $10,724,852)		$11,263,428
Other Assets Less Liabilities 0.3%		39,115
Net Assets 100.0%		$11,302,543

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2020.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

(3)	Seven-day yield
(4)	Affiliated Companies
ADR	American Depositary Receipts
CDI	CHESS or CREST Depositary Interest
CVA	Dutch Certificate (Certificaten Van Aandelen)
AUD	Australian Dollar
GBP	British Pound
HKD	Hong Kong Dollar
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$875
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$875+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$216,778		¤	¤	$155,560
T. Rowe Price Short-Term
Fund	7,180		¤	¤	48,735
					$204,295^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $875 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $204,295.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price International Value Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INTERNATIONAL VALUE EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$874,615	$ 10,184,518	$ —	$ 11,059,133
Short-Term Investments	155,560	—	—	155,560
Securities Lending Collateral	48,735	—	—	48,735
Total	$1,078,910	$ 10,184,518	$ —	$ 11,263,428